Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	CALVERT TAX FREE RESERVES
Central Index Key	dei_EntityCentralIndexKey	0000319676
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2014
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2014
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Calvert Tax-Free Bond Fund | Calvert Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT TAX-FREE BOND Ticker: CTTLX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to earn the highest level of interest income, exempt from federal income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Reduced Sales Charges” on page 7 of this Prospectus, and under “Method of Distribution” on page 18 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of its portfolio’s average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated;
•	your investment has a 5% return each year; and
•	the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.
The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor. The Advisor looks for securities with strong credit quality that are attractively priced in various maturity ranges. To the extent it may do so consistent with its investment objective, the Fund follows a strategy to also seek to provide a competitive rate of total return. The Fund may invest in securities without limitation as to their maturity or duration, and there is no upper or lower limit on the Fund’s average maturity or average duration. At the sole discretion of the Fund’s portfolio manager, the Fund may seek out attractive investment opportunities across the yield curve based upon the evaluation of then-prevailing and anticipated economic, financial and business conditions.
The Fund is non-diversified, which means it may hold securities of a smaller number of issuers and invest more of its assets in a smaller number of issuers than a diversified fund.
The Fund may invest in a variety of tax-exempt obligations, including tax-supported debt (general obligation bonds of state and local issuers), various types of revenue debt (transportation, housing, utilities, hospital), special tax obligations, qualified private activity bonds, municipal leases, and certificates of participation in such investments.
Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-Diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than on a diversified fund.
Bond Market Risk. The market prices of bonds held by the Fund may fall.
Management Risk. Individual investments of the Fund may not perform as expected, and the portfolio management practices may not achieve the desired result.
Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Unanticipated credit events could adversely impact net asset value (“NAV”).
Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO. The credit risk of an unrated security will vary depending on its equivalent credit quality and whether it is supported by a credit enhancement.
Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.
Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
Municipal Bond Risk. In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than on a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark index and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (at NAV)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	3/31/2009	4.52%
Worst Quarter (of periods shown)	12/31/2010	-4.52%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/13) (with maximum sales charge deducted)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Calvert Tax-Free Bond Fund | Calvert Tax-Free Bond Fund | Calvert Tax-Free Bond Fund - A Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTTLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.09%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 466
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	660
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	870
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,475
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	466
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	660
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	870
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,475
Annual Return 2004	rr_AnnualReturn2004	2.20%
Annual Return 2005	rr_AnnualReturn2005	4.15%
Annual Return 2006	rr_AnnualReturn2006	4.25%
Annual Return 2007	rr_AnnualReturn2007	1.80%
Annual Return 2008	rr_AnnualReturn2008	(5.18%)
Annual Return 2009	rr_AnnualReturn2009	9.50%
Annual Return 2010	rr_AnnualReturn2010	(0.13%)
Annual Return 2011	rr_AnnualReturn2011	8.54%
Annual Return 2012	rr_AnnualReturn2012	7.45%
Annual Return 2013	rr_AnnualReturn2013	(4.17%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.52%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(7.74%)
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.38%
Calvert Tax-Free Bond Fund | Calvert Tax-Free Bond Fund | Calvert Tax-Free Bond Fund - A Class | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(9.06%)
5 Years	rr_AverageAnnualReturnYear05	2.06%
10 Years	rr_AverageAnnualReturnYear10	1.02%
Calvert Tax-Free Bond Fund | Calvert Tax-Free Bond Fund | Calvert Tax-Free Bond Fund - A Class | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	(4.39%)
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	1.31%
Calvert Tax-Free Bond Fund | Calvert Tax-Free Bond Fund | Calvert Tax-Free Bond Fund - A Class | Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Municipal Bond Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.55%)
5 Years	rr_AverageAnnualReturnYear05	5.89%
10 Years	rr_AverageAnnualReturnYear10	4.29%
Calvert Tax-Free Bond Fund | Calvert Tax-Free Bond Fund | Calvert Tax-Free Bond Fund - A Class | Lipper General & Insured Municipal Debt Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper General & Insured Municipal Debt Funds Average (reflects no deduction for taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.08%)
5 Years	rr_AverageAnnualReturnYear05	6.59%
10 Years	rr_AverageAnnualReturnYear10	3.45%